Other Reserves - Addtional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Information On Other Reserves [line items]
Other reserves	€ 33,172	€ 30,958	[1]	€ 28,181
Convertible loan [member]
Disclosure Of Information On Other Reserves [line items]
Other reserves	€ 16,631	€ 16,631		€ 16,631

[1]	For information on voluntary change in accounting policy, see note 5.2.16.